CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Cash Flows from Operating Activities:
Net income	¥ 5,764,513	$ 904,576	¥ 3,495,709	¥ 2,501,304
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, amortization and reduction in right-of-use assets	65,973	10,353	36,063	7,642
Share-based compensation	253,922	39,846	301,161	250,428
Gain on disposal of investment	(10,115)	(1,587)
Provision for loan principal, financial assets receivables and other receivables	1,553,970	243,852	1,248,036	883,447
Provision for contingent liabilities	3,078,225	483,041	4,794,127
Foreign exchange (gain) loss	(35,550)	(5,579)	(101,534)	19,461
Changes in operating assets and liabilities
Funds receivable from third party payment service providers	(21,687)	(3,403)	(12,604)	23,762
Accounts receivable and contract assets	(819,931)	(128,665)	(512,799)	(755,132)
Financial assets receivable	(436,538)	(68,502)	(2,464,534)	(929,143)
Prepaid expenses and other assets	11,378	1,785	253,185	(536,940)
Security deposit prepaid to third-party guarantee companies	40,258	6,317	17,839	(137,283)
Deferred tax	647,429	101,596	(326,542)	(713,106)
Other non-current assets	(27,846)	(4,370)	(18,423)	(55,362)
Amounts due (from) to related parties	(776,431)	(121,839)	199,995	(68,138)
Guarantee liabilities	(2,691,248)	(422,316)	(1,912,852)	1,547,680
Income tax payable	(603,202)	(94,656)	171,095	624,153
Other tax payable	(13,117)	(2,058)	52,056	99,378
Land use rights, net	(1,036,178)	(162,599)
Accrued expenses and other current liabilities	897,670	140,865	88,842	206,801
Other long-term liabilities	(1,799)	(282)	(16,210)	31,184
Interest receivable/ payable	(49,996)	(7,845)	33,200	(27,061)
Net cash provided by operating activities	5,789,700	908,530	5,325,810	2,973,075
Cash Flows from Investing Activities:
Purchase of property and equipment and intangible assets	(25,307)	(3,971)	(15,272)	(25,558)
Loans provided to related parties	(50,000)	(7,846)
Repayment of loans provided to related parties	50,000	7,846
Investment in loans receivable	(40,168,794)	(6,303,360)	(38,720,482)	(26,339,327)
Collection of investment in loans receivable	34,131,231	5,355,935	39,628,524	17,504,444
Disposal of subsidiaries and other business units, net of cash received	(1,458)	(229)
Net cash (used in) provided by investing activities	(6,064,328)	(951,625)	892,770	(8,860,441)
Cash Flows from Financing Activities:
Repayment of short term loans	(150,000)	(23,538)	(200,000)	(1,500,000)
Proceeds from short-term loans	364,053	57,128	186,800	1,700,000
Loans from Qibutianxia				300,000
Loans payment to Qibutianxia				(300,000)
Cash received from investors of the consolidated trusts	5,928,773	930,354	3,092,101	8,360,230
Cash paid to investors of the consolidated trusts	(4,193,425)	(658,040)	(6,360,483)	(847,534)
Contribution from non-controlling interests	30,000	4,708	129
Acquisition of non-controlling interests			(947)
Loans received from non-controlling interests	344,487	54,058
Loans payment to non-controlling interests	(60,168)	(9,443)
Cash received from a related party for investment	354,667	55,655
Cash repayment to a related party	(354,667)	(55,655)
Payment of IPO costs				(4,838)
Net cash provided by (used in) financing activities	2,263,720	355,227	(3,282,400)	7,707,858
Effect of foreign exchange rate changes	(3,411)	(536)	2,236	1,762
Net increase in cash and cash equivalents	1,985,681	311,596	2,938,416	1,822,254
Cash, cash equivalents, and restricted cash, beginning of year	6,774,266	1,063,030	3,835,850	2,013,596
Cash, cash equivalents, and restricted cash, end of year	8,759,947	1,374,626	6,774,266	3,835,850
Supplemental disclosure of significant non-cash investing and financing activities:
Income taxes paid	(1,213,913)	(190,489)	(741,490)	(557,295)
Interest paid (not including interest paid to investors of consolidated trusts)	(13,757)	(2,159)	(5,728)	(65,776)
Payables for dividends:	276,991	$ 43,466
Reconciliation to amounts on consolidated balance sheets:
Cash and cash equivalents	6,116,360		4,418,416	2,108,123
Restricted cash	2,643,587		2,355,850	1,727,727
Total cash, cash equivalents, and restricted cash	¥ 8,759,947		¥ 6,774,266	¥ 3,835,850